LONG-TERM DEBT - Summary of Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jun. 17, 2024 USD ($)	Jun. 03, 2024 CAD ($)	Jun. 03, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
LONG-TERM DEBT
Long-term debt	$ 9,999.5					$ 8,836.9	$ 9,266.8
Deferred finance costs	(82.9)					(79.0)
Less: Current portion of long-term debt	(1,146.5)					(9.7)
Less: Derivative asset	(114.7)					(20.0)
Non-current portion of long-term debt	8,853.0					8,827.2
Total long-term debt, net of derivative asset	9,884.8					8,816.9
Revolving Credit Facility
LONG-TERM DEBT
Long-term debt				$ 1,205.0	$ 75.0
4.250% USD senior secured notes ("4.250% 2025 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate			4.25%
Long-term debt			$ 500.0
4.750% 2029 Notes Effective June 8, 2021
LONG-TERM DEBT
Borrowings, interest rate			4.75%
6.625% USD senior notes ("6.625% 2032 Notes")
LONG-TERM DEBT
Borrowings, interest rate			6.625%
Cost
LONG-TERM DEBT
Long-term debt	10,019.7					8,834.6
Cost | Revolving Credit Facility
LONG-TERM DEBT
Long-term debt	188.0					184.9
Cost | Loan B Term Facility
LONG-TERM DEBT
Long-term debt	$ 1,040.6					$ 961.8
Cost | 4.250% USD senior secured notes ("4.250% 2025 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	4.25%	4.25%				4.25%
Long-term debt	$ 0.0					$ 661.3
Cost | 3.750% USD senior secured notes ("3.750%% 2025 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	3.75%	3.75%				3.75%
Long-term debt	$ 1,079.2					$ 992.0
Cost | 5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	5.125%	5.125%				5.125%
Long-term debt	$ 719.4					$ 661.3
Cost | 3.500% USD senior secured notes ("3.500% 2028 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	3.50%	3.50%				3.50%
Long-term debt	$ 1,079.2					$ 992.0
Cost | 6.750% USD senior secured notes ("6.750% 2031 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	6.75%	6.75%				6.75%
Long-term debt	$ 1,438.9					$ 1,322.6
Cost | 4.000% USD senior notes ("4.000% 2028 Notes")
LONG-TERM DEBT
Borrowings, interest rate	4.00%	4.00%				4.00%
Long-term debt	$ 1,079.2					$ 992.0
Cost | 4.000% 2028 Notes, Initial Notes
LONG-TERM DEBT
Long-term debt		$ 500.0
Cost | 4.000% 2028 Notes, Additional Notes
LONG-TERM DEBT
Long-term debt		$ 250.0
Cost | 4.750% 2029 Notes Effective June 8, 2021
LONG-TERM DEBT
Borrowings, interest rate	4.75%	4.75%				4.75%
Long-term debt	$ 1,079.2					$ 992.0
Cost | 4.375% USD senior notes ("4.375% 2029 Notes")
LONG-TERM DEBT
Borrowings, interest rate	4.375%	4.375%				4.375%
Long-term debt	$ 791.4					$ 727.4
Cost | 6.625% USD senior notes ("6.625% 2032 Notes")
LONG-TERM DEBT
Borrowings, interest rate	6.625%	6.625%				6.625%
Long-term debt	$ 719.4					$ 0.0
Cost | 4.375% USD Solid Waste Disposal Revenue Bonds ("4.375% Bonds")
LONG-TERM DEBT
Borrowings, interest rate						4.375%	4.375%
Long-term debt	302.2					$ 0.0
Cost | Other
LONG-TERM DEBT
Long-term debt	503.0					347.3
Discount
LONG-TERM DEBT
Long-term debt	(7.5)					(9.6)
Derivative liability
LONG-TERM DEBT
Long-term debt	$ 70.2					$ 90.9